9. COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85
Granted	1,670,000	0.34
Exercised	(346,532)	0.22
Cancelled	(163,468)	0.25
Expired	(1,472,500)	2.75
Forfeited	(258,500)	0.61
Balance at December 31, 2015	13,208,000	0.60

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,533,000	1.25	-	January 6, 2017	1,533,000	-
100,000	0.73	-	June 18, 2017	100,000	-
4,480,000	0.56	-	March 15, 2018	4,480,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,245,000	0.30	-	December 19, 2018	2,245,000	-
2,405,000	0.21	192,400	December 22, 2019	2,405,000	192,400
100,000	0.38	-	July 12, 2020	50,000	-
500,000	0.35	-	November 15, 2020	-	-
1,070,000	0.33	-	December 3, 2020	1,070,000	-

13,208,000		$192,400		12,658,000	$192,400

Stock-based compensation

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013

General and administration	$175,541	$215,497	$1,127,621
Exploration	21,834	35,893	294,676

	$197,375	$251,390	$1,422,297

Schedule of fair value assumptions

	December 31, 2015	December 31, 2014	December 31, 2013

Risk-free interest rate	0.77%	1.25%	1.30%
Expected life of options (years)	4.6	4.3	4.3
Annualized volatility	75%	65%	75%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$0.15	$0.09	$0.19